Acquisitions and Equity Method Investments (Details) - Schedule of identifiable intangible assets and amortization period - Unique Logistics International, Inc. [Member] - USD ($)	9 Months Ended	12 Months Ended
	Feb. 28, 2023	May 31, 2022
Acquisitions and Equity Method Investments (Details) - Schedule of identifiable intangible assets and amortization period [Line Items]
Cost Basis	$ 6,515,000
Useful Life		7 years 3 months 29 days
Customer Relationships [Member]
Acquisitions and Equity Method Investments (Details) - Schedule of identifiable intangible assets and amortization period [Line Items]
Cost Basis	$ 6,292,000
Useful Life	7 years
Noncompete Agreements [Member]
Acquisitions and Equity Method Investments (Details) - Schedule of identifiable intangible assets and amortization period [Line Items]
Cost Basis	$ 223,000
Useful Life	1 year